ACQUISITION OF TARUS (Details Narrative) $ in Thousands	9 Months Ended
Dec. 31, 2022 USD ($) shares
Acquisition Of Tarus
Number of shares sold | shares	2,425,999
Proceeds from offering	$ 32,000
Milestone payment	$ 17,000